Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of intangible assets, and property, plant and equipment

The Company’s intangible assets and property, plant and equipment located by region are specified below:

	2024	2023
	(EUR’000)
Intangible assets and property, plant and equipment
Europe (1)	39,640	46,464
North America	63,102	68,589
Total intangible assets and property, plant and equipment	102,742	115,053
(2)
As of December 31, 2024 and December 31, 2023, intangible assets and property, plant and equipment of €27.9 million and €32.9 million, respectively, is located in Denmark, the country of domicile.